UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Billeaud Capital Management, Inc.
Address:  1018 Harding St.
          Suite 104
          Lafayette, LA 70503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Billeaud
Title:  President
Phone:  (337) 233-7758


Signature, Place, and Date of Signing:

     /s/  Joseph S. Billeaud     Lafayette, LA     April 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $46,960 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American International Group   COM               26874107      406     9396 SH       SOLE                                   9396
Atmos Energy Corp.             COM               49560105      635    24901 SH       SOLE                                  24901
Colgate-Palmolive Co.          COM              194162103     1942    24928 SH       SOLE                                  24928
Duke Energy                    COM              26441C105      470    26315 SH       SOLE                                  26315
Consolidated Edison	       COM		209115104     2664    67113 SH       SOLE                                  67113
Enterprise Products Partners   COM              293792107     1763    59363 SH       SOLE                                  59363
FPL Group Inc.                 COM              302571104     4196    66884 SH       SOLE                                  66884
General Dynamics               COM              369550108     1882    22577 SH       SOLE                                  22577
Grant PrideCo                  COM              38821G101      492    10000 SH       SOLE                                  10000
Johnson & Johnson              COM              478160104     4357    67162 SH       SOLE                                  671629
Coca-Cola Co.                  COM              191216100     3796    62365 SH       SOLE                                  62365
Kinder Morgan Partners         COM              494550106      210     3850 SH       SOLE                                   3850
Microsoft Corp.                COM              594918104     1390    48997 SH       SOLE                                  48997
Pepsico, Inc.                  COM              713448108     3700    51246 SH       SOLE                                  51246
Pfizer Inc.                    COM              717081103      553    26428 SH       SOLE                                  26428
Proctor & Gamble Co.           COM              742718109     2533    36121 SH       SOLE                                  36121
Southern Co.                   COM              842587107     3737   104935 SH       SOLE                                 104935
STTH                           COM              86315P103        3    14500 SH       SOLE                                  14500
TEPPCO Partners LP             COM              872384102     1203    34897 SH       SOLE                                  34897
United Technologies            COM              913017109     1060    15404 SH       SOLE                                  15404
William Wrigley Jr. Co.        COM              982526105     2432    38702 SH       SOLE                                  38702
Exxon Mobil Corp.              COM              30231G102     7532    89062 SH       SOLE                                  89062